As filed with the Securities and Exchange Commission on August 17, 2023

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,663	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,663	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. ANNE C. CHOE, ESQ.	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS
WILLKIE FARR & GALLAGHER LLP	400 HOWARD STREET SAN FRANCISCO, CA 94105
787 SEVENTH AVENUE
NEW YORK, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On September 15, 2023, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,663 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until September 15, 2023, the effectiveness of the registration statement for the iShares MSCI Japan IMI ETF (the “Fund”), filed in Post-Effective Amendment No. 2,119 on May 20, 2019, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2,161	August 2, 2019	August 30, 2019
2,176	August 29, 2019	September 27, 2019
2,191	September 26, 2019	October 18, 2019
2,201	October 17, 2019	November 15, 2019
2,223	November 14, 2019	December 13, 2019
2,237	December 12, 2019	January 10, 2020
2,256	January 9, 2020	February 7, 2020
2,275	February 6, 2020	March 6, 2020
2,319	March 5, 2020	April 3, 2020
2,337	April 2, 2020	May 1, 2020
2,347	April 30, 2020	May 29, 2020
2,356	May 28, 2020	June 26, 2020
2,371	June 25, 2020	July 24, 2020
2,388	July 23, 2020	August 21, 2020
2,396	August 20, 2020	September 18, 2020
2,407	September 17, 2020	October 16, 2020
2,416 2,425 2,429 2,433 2,437 2,446 2,454 2,462 2,468 2,476 2,482 2,488 2,493 2,499 2,503 2,507 2,517 2,521 2,529 2,533 2,544 2,547 2,555 2,563 2,576 2,583

October 15, 2020

November 12, 2020

December 10, 2020

January 7, 2021

February 4, 2021

March 4, 2021

April 1, 2021

April 29, 2021

May 27, 2021

June 24, 2021

July 22, 2021

August 19, 2021

September 16, 2021

October 14, 2021

November 10, 2021

December 8, 2021

January 6, 2022

February 3, 2022

March 3, 2022

March 31, 2022

April 28, 2022

May 26, 2022

June 23, 2022

July 21, 2022

August 18, 2022

September 15, 2022

November 13, 2020

December 11, 2020

January 8, 2021

February 5, 2021

March 5, 2021

April 2, 2021

April 30, 2021

May 28, 2021

June 25, 2021

July 23, 2021

August 20, 2021

September 17, 2021

October 15, 2021

November 12, 2021

December 9, 2021

January 7, 2022

February 4, 2022

March 4, 2022

April 1, 2022

April 29, 2022

May 27, 2022

June 24, 2022

July 22, 2022

August 19, 2022

September 16, 2022

October 14, 2022

2,592 2,596 2,600 2,609 2,616 2,622	October 13, 2022 November 10, 2022 December 8, 2022 January 5, 2023 February 2, 2023 March 2, 2023	November 11, 2022 December 9, 2022 January 6, 2023 February 3, 2023 March 3, 2023 March 31, 2023
2,626 2,633 2,641 2,653 2,658	March 30, 2023 April 27, 2023 May 25, 2023 June 22, 2023 July 20, 2023	April 28, 2023 May 26, 2023 June 23, 2023 July 21, 2023 August 18, 2023

This Post-Effective Amendment No. 2,663 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,119.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,663 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 17th day of August, 2023.

iSHARES TRUST

By:
Dominik Rohé*
President

Date: August 17, 2023

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,663 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: August 17, 2023

John E. Martinez*
Trustee

Date: August 17, 2023

Cecilia H. Herbert*
Trustee

Date: August 17, 2023

John E. Kerrigan*
Trustee

Date: August 17, 2023

Robert S. Kapito*
Trustee

Date: August 17, 2023

Madhav V. Rajan*
Trustee

Date: August 17, 2023

Jane D. Carlin*
Trustee

Date: August 17, 2023

Drew E. Lawton*
Trustee

Date: August 17, 2023

Richard L. Fagnani*
Trustee

Date: August 17, 2023

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: August 17, 2023

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: August 17, 2023

*

Powers of Attorney, each dated March 30, 2023, for Dominik Rohé, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,632, filed March 31, 2023.